UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   8/05/2008
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            60
                                         ------------
Form 13F Information Table Value Total:  $208,717,188
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                               FORM 13F INFORMATION TABLE

                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- --------- ------- --- ---- ------- -------- ---- ------ ----
AEROPOSTALE                    COM              007865108     21931     700          SOLE             SOLE      0    0
AK STEEL HLDG                  COM              001547108   1048800   15200          SOLE             SOLE      0    0
APACHE CORP COM                COM              037411105   5726800   41200          SOLE             SOLE      0    0
ARENA RESOURCES INC            COM              040049108   1753624   33200          SOLE             SOLE      0    0
ATWOOD OCEANICS INC            COM              050095108   3444218   27700          SOLE             SOLE      0    0
BAIDU.COM INC                  COM              056752108     43814     140          SOLE             SOLE      0    0
BUCYRUS INTL INC               COM              118759109   3242088   44400          SOLE             SOLE      0    0
CELGENE CP                     COM              151020104     95805    1500          SOLE             SOLE      0    0
CENTRAL EUROPEAN DISTRIBUTORS  COM              153435102     66735     900          SOLE             SOLE      0    0
INC
CF INDUSTRIES HOLDINGS         COM              125269100   3033080   19850          SOLE             SOLE      0    0
CIMAREX ENERGY CO COM          COM              171798101   1734783   24900          SOLE             SOLE      0    0
COMSTOCK RES INC COM NEW       COM              205768203   4989813   59100          SOLE             SOLE      0    0
CONTINENTAL RESOURCES          COM              212015101   3542252   51100          SOLE             SOLE      0    0
CSX CORP.                      COM              126408103     69091    1100          SOLE             SOLE      0    0
DENBURY RESOURCES INC.         COM              247916208   5949500  163000          SOLE             SOLE      0    0
DEVRY INC                      COM              251893103     21448     400          SOLE             SOLE      0    0
ENCORE ACQUSITION              COM              29255w100   3744462   49800          SOLE             SOLE      0    0
EOG RES INC COM                COM              26875P101   4224640   32200          SOLE             SOLE      0    0
FIRST SOLAR INC                COM              336433107     49107     180          SOLE             SOLE      0    0
FLOWSERVE CORP                 COM              34354p105     95690     700          SOLE             SOLE      0    0
FMC TECHNOLOGIES INC           COM              30249u101     92316    1200          SOLE             SOLE      0    0
GAMESTOP INC NEW CLASS A       COM              36467w109     40400    1000          SOLE             SOLE      0    0
GENZYME CORP                   COM              372917104     50316     700          SOLE             SOLE      0    0
HELMERICH & PAYNE INC          COM              423452101   4501250   62500          SOLE             SOLE      0    0
HOLOGIC INC                    COM              436440101     52320    2400          SOLE             SOLE      0    0
INTL. BUSINESS MACHINES        COM              459200101     59265     500          SOLE             SOLE      0    0
INTUITIVE SURGICAL INC         COM              46120e602     67350     250          SOLE             SOLE      0    0
JACOB ENGINEERING              COM              469814107     48420     600          SOLE             SOLE      0    0
L K Q CORP                     COM              501889208     41561    2300          SOLE             SOLE      0    0
LINDSAY CORP                   COM              535555106     50982     600          SOLE             SOLE      0    0
MANITOWOC INC                  COM              563571108     58554    1800          SOLE             SOLE      0    0
MONOLITHIC POWER SYSTEMS       COM              609839105     19458     900          SOLE             SOLE      0    0
MONSANTO COMPANY               COM              61166w101   1694296   13400          SOLE             SOLE      0    0
MOSAIC CO.                     COM              61945a107   2590130   17900          SOLE             SOLE      0    0
NUCOR CORP COM                 COM              670346105   2419308   32400          SOLE             SOLE      0    0
OCCIDENTAL PETE CP DEL COM     COM              674599105   2758702   30700          SOLE             SOLE      0    0
OTTER TAIL CORP                COM              689648103     23298     600          SOLE             SOLE      0    0
PETROLEO BRAS SA PTR ADR       COM              71654v408     21249     300          SOLE             SOLE      0    0
PETROQUEST ENERGY INC          COM              716748108   5170180  192200          SOLE             SOLE      0    0
PIONEER NATURAL RESOURCE       COM              723787107     70452     900          SOLE             SOLE      0    0
POTASH CORP SASKATCHEWAN       COM              73755l107   9028515   39500          SOLE             SOLE      0    0
PRICELINE.COM                  COM              741503403     69276     600          SOLE             SOLE      0    0
PROSHARES ULTRASHORT MIDCAP    COM              74347r859    101124    1800          SOLE             SOLE      0    0
400
PROSHARES ULTRASHORT OIL & GAS COM              74347r586  12497609  467900          SOLE             SOLE      0    0
PROSHARES ULTRASHORT QQQ       COM              74347r875    103109    2300          SOLE             SOLE      0    0
RANGE RESOURCES CORP           COM              75281a109   1245260   19000          SOLE             SOLE      0    0
RESEARCH IN MOTION LTD COM     COM              760975102     70140     600          SOLE             SOLE      0    0
SINA CORP ORD                  COM              G81477104     21275     500          SOLE             SOLE      0    0
SOHU.COM INC                   COM              83408W103     77484    1100          SOLE             SOLE      0    0
SOUTHWESTERN ENERGY COMPANY    COM              845467109   3984957   83700          SOLE             SOLE      0    0
ST. MARY'S LAND EXPLORATION    COM              792228108   1124736   17400          SOLE             SOLE      0    0
STEEL DYNAMICS                 COM              858119100   5555754  142200          SOLE             SOLE      0    0
STONE ENERGY CORP              COM              861642106   5220072   79200          SOLE             SOLE      0    0
TRANSOCEAN INC                 COM              G90073100   2316328   15200          SOLE             SOLE      0    0
URBAN OUTFITTERS INC COM       COM              917047102     68618    2200          SOLE             SOLE      0    0
VALMONT INDUSTRIES INC         COM              920253101     20858     200          SOLE             SOLE      0    0
W M S INDUSTRIES INC           COM              929297109     17862     600          SOLE             SOLE      0    0
WABTEC CORP                    COM              929740108     48620    1000          SOLE             SOLE      0    0
WEATHERFORD INTL LTD           COM              G95089101     59508    1200          SOLE             SOLE      0    0
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